Business Combinations (Narrative) (Detail) (USD $) In Thousands, unless otherwise specified	2 Months Ended	3 Months Ended	2 Months Ended		2 Months Ended				6 Months Ended
	Dec. 31, 2011	Mar. 31, 2012	Dec. 31, 2011 CEA	Nov. 30, 2011 CEA	Dec. 31, 2011 FVTech	Dec. 31, 2011 HTMS	Dec. 31, 2011 Chapin	Dec. 31, 2011 EquiClaim	Jun. 30, 2012 EquiClaim	Jun. 30, 2012 TC3
Business Acquisition [Line Items]
Reduction in gross consideration transferred in the merger	$ 54,525
Date of acquisition			October 2010		January 2010	March 2010	June 2010	May 2011	May 2011	May 2012
Cash paid to equityholders				2,800
Decrease in Goodwill	26,642
Decrease in Deferred taxes	16,088
Increase (decrease) in tax receivable agreement obligations to related parties	(21,821)
Increase (decrease) of accretion expense after retrospective adjustment	457	698
Increase (decrease) in Income tax benefit	$ 625	$ (418)